INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 30: INCOME TAX
The income tax information as at December 31, 2010 and for the years ended December 31, 2009, 2010 and 2011 has been resolved to reflect the impacts discussed in Note 43. The significant components of the income tax/(expense)/benefit for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(84,783)	(110,967)	(46,297)
Current tax expense foreign	(78,965)	(149,212)	(107,342)
Deferred tax (expense)/benefit domestic	(2,707)	182,121	(307,995)
Deferred tax (expense)/benefit foreign	(10,131)	35,747	2,289
Total income tax (expense) / benefit	(176,586)	(42,311)	(459,345)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Tax calculated based on statutory income tax rate of 20% (2009:25% & 2010:24%)	157,468	(63,766)	(2,809,627)
Effect of tax exempt income	(141,447)	(35,029)	(18,132)
Effect of different tax rates in other countries	(59,068)	(60,839)	10,535
Non deductible expenses	26,456	52,769	120,968
Statutory revaluation of fixed assets	89,768	-	-
Effect of change in income tax rate	26,330	43,987	9,851
General allowance for loans losses recognized only for tax purposes	(2,638)	-	-
Valuation allowance for deferred tax assets	-	-	3,115,613
Non-offsettable income taxes with current year income taxes	22,754	14,059	12,740
Tax audit settlement	-	2,494	8,223
Other	9,227	9,535	9,174
Income tax expense / (benefit) before additional income taxes	128,850	(36,790)	459,345

Additional tax under Greek tax laws 3808/2009 and 3845/2010	47,736	26,126	-
Non-offsettable income taxes in accordance with Law 3842/2010	-	52,975	-
Income tax expense / (benefit) after additional income taxes	176,586	42,311	459,345
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2010	2011
	As restated
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	6,980	477,575
Mark to market valuation of securities and derivatives	683,246	2,433,242
Pension and other post retirement benefits	53,117	53,519
Insurance reserves	18,867	93,940
Revaluation of land and buildings	140,875	137,640
Intangibles recognized upon acquisition and other assets	311	192
Tax free reserves	17	-
Tax loss carried forward	289,134	210,461
Other	51,728	98,340
Gross deferred tax assets	1,244,275	3,504,909
Deferred tax assets / liabilities for netting	(156,999)	(130,204)
Net deferred tax assets	1,087,276	3,374,705
Valuation allowance for deferred tax assets	-	(3,115,613)
Net deferred tax assets after valuation allowance	1,087,276	259,092

Deferred Tax Liabilities:
Allowance for loan losses	(39,971)	(22,455)
Mark to market valuation of securities and derivatives	(43,134)	(31,477)
Revaluation of land and buildings	(1,351)	(1,358)
Intangibles recognized upon acquisition and other assets	(49,515)	(37,644)
Tax free reserves	(95,202)	(92,556)
Other	(65,838)	(6,927)
Gross deferred tax liabilities	(295,011)	(192,417)
Deferred tax liabilities / assets for netting	156,999	130,204
Net deferred tax liabilities	(138,012)	(62,213)

Realization of deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, the Group believes that the realization of the net deferred tax assets after valuation allowance of EUR 1,087,276 thousand and EUR 259,092 thousand, at December 31, 2010 and 2011 respectively, is more likely than not based upon all available positive and negative evidence in Greece and the other countries where the Group operates.

 A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2008, 2009 and 2010 in the Bank. Such objective evidence limits the ability to consider other subjective evidence in taxable entities where there is a cumulative loss.

Greek Law 4046/2012 was enacted on February 14, 2012 and effectively extends the period over which the tax losses realized on implementation of the PSI exchange may be utilized from a 5 year loss carry-forward to an amortization period over the life of the New Greek government bonds. The Group will assess in 2012 whether this change in tax law impacts the valuation allowance for deferred tax assets.

The Group as at December 31, 2011 has a deferred tax asset of EUR 210,461 thousand on the tax losses carry-forward of EUR 1,102,083 thousand which expire as follows:

(EUR in thousands)
Year
2012 ………………..………………..………………..………………..………………..………………..………………..	11,285
2013 ………………..………………..………………..………………..………………..………………..………………..	15,601
2014 ………………..………………..………………..………………..………………..………………..………………..	223,011
2015 ………………..………………..………………..………………..………………..………………..………………..	757,180
2016 ………………..………………..………………..………………..………………..………………..………………..	24,007
2017 ………………..………………..………………..………………..………………..………………..………………..	24,111
2018 ………………..………………..………………..………………..………………..………………..………………..	36,543
Unlimited ………………..………………..………………..………………..………………..………………..…………	10,345
Total ………………..………………..………………..………………..………………..………………..………	1,102,083

The applicable Greek statutory corporation income tax rate was 25% for 2009, 24% for 2010 and 20% for 2011. The Greek Law 3943/2011 which was enacted in March 2011 provides that for the periods commencing from January 1, 2011 thereon, the nominal corporation tax rate is reduced to 20%. Furthermore, upon profit distribution a 25% withholding tax is imposed on distributed profits.

Based on the above, the Group examined the timing of the reversal of the temporary differences for all Greek entities and adjusted the deferred tax asset/liability amounts accordingly in order to reflect the reduction in the nominal tax rates. The total effect, for the years ended December 31, 2009, 2010 and 2011, was an expense of EUR 26.3 million, EUR 44.0 and EUR 9.9 million respectively.

In accordance with paragraph 3, article 10 of Greek Law 3842/2010 regarding tax issues, the receivable amount of withholding taxes which is reflected in the Bank's corporate income tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. In this respect the Bank recognized in 2010 the amount of EUR 53.0 million in the income statement and reserved its legal rights on this issue.

In accordance with Greek Law 3845/2010 “Measures for the implementation of the support mechanism of the Greek economy through the eurozone Member-States and the International Monetary Fund”, a non-recurring tax was imposed on legal entities for social responsibility purposes and is calculated on the total net income for the year 2009, provided that it exceeded EUR 100 thousand. In 2010, the Group recognised a tax expense of EUR 26.1 million.

On December 10, 2009, a tax law (Greek Law 3808/2009) was enacted, according to which entities with profits exceeding EUR 5.0 million in 2008, were required to pay a special tax levy calculated on the higher of the taxable profits or IFRS profits reported for that year. The tax levy accrued to the Group's income statement of 2009 amounted to EUR 47.7 million.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Balance, at beginning of year	10,125	18,873	10,763
Decreases related to positions taken during prior years	-	(32)	-
Increases related to positions taken during the current year	15,525	3,500	344
Settlements	(7,008)	(11,606)	(185)
Effect of foreign exchange differences	231	28	(31)
Balance, at end of year	18,873	10,763	10,891

During 2009, 2010 and 2011, the Group recognized within income tax the amount of EUR 44 thousand, EUR 50 thousand and EUR 11 thousand respectively, relating to interest. As of December 2009, 2010 and 2011, the Group's cumulative interest related to income taxes was EUR 199 thousand, EUR 57 thousand and EUR 68 thousand respectively.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

The financial year 2011 of the Bank and certain of its Greek subsidiaries, according to amended article 82 of Greek Law 2238/1994, will be audited for tax purposes by the certified auditors of the Bank and its Greek subsidiaries, Deloitte Hadjipavlou, Sofianos and Cambanis S.A. The previous open tax years, up to and including the year 2010, will be audited by the tax authorities.

During 2011, the tax settlement of “open” tax years of certain branches and subsidiaries amounted to EUR 185 thousand.

The open tax years of the major companies of the Group at December 31, 2011, are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009-2011
NBG London Branch (United Kingdom)	2009-2011
Finansbank A.S. (Turkey)	2007-2008 & 2010-2011
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2011
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2011
Banca Romaneasca S.A. (Romania)	2006-2011
National Securities S.A. (Greece)	2009-2011
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2011
Ethniki Leasing S.A. (Greece)	2010-2011
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2011